Other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of current other receivables and contract assets
Current other receivables and contract assets

	June 30, 2023	December 31, 2022
	£’000	£’000
VAT recoverable	2,790	3,040
Prepayments	6,827	5,935
Contract assets and accrued grant income	117	176
Accrued bank interest	569	746
Other receivables	4,594	4,721
	14,897	14,618

Schedule of non-current other receivables	Non-current other receivables

	June 30, 2023	December 31, 2022
	£’000	£’000
Other receivables	631	100
	631	100

Schedule of movement in contract assets and accrued grant income	A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2023	Recognised as income	Deductions	June 30, 2023
	£’000	£’000	£’000	£’000
Collaboration contract assets	—	—	—	—
Accrued income on grants	176	117	(176)	117
Total contract assets and accrued grant income	176	117	(176)	117

	January 1, 2022	Recognised as income	Deductions	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaboration contract assets	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176
A reconciliation of the movement in contract liabilities and other advances for the six months ended June 30, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Foreign exchange	June 30, 2023
	£’000	£’000	£’000	£’000	£’000
Grants	959	—	(871)	(3)	85
Revenue generating collaborations	87,884	—	(8,726)	1	79,159
Joint operations	9,139	—	(2,294)	—	6,845
Total contract liabilities and other advances	97,982	—	(11,891)	(2)	86,089
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982